Business And Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business And Significant Accounting Policies [Abstract]
Description Of Business

Description of Business

References in this report to “we,” “our,” “us” and “the company” are to Oncor and/or its subsidiary as apparent in the context.  See “Glossary” for definition of terms and abbreviations.

We are a regulated electricity transmission and distribution company principally engaged in providing delivery services to REPs, including subsidiaries of TCEH, that sell power in the north-central, eastern and western parts of Texas.  Revenues from TCEH represented 26% and 28% of our total operating revenues for the nine months ended September 30, 2014 and 2013, respectively.  We are a direct, majority-owned subsidiary of Oncor Holdings, which is a direct, wholly-owned subsidiary of EFIH, a direct, wholly-owned subsidiary of EFH Corp.  EFH Corp. is a subsidiary of Texas Holdings, which is controlled by the Sponsor Group.  Oncor Holdings owns 80.03% of our membership interests, Texas Transmission owns 19.75% of our membership interests and certain members of our management team and board of directors indirectly own the remaining membership interests through Investment LLC.  We are managed as an integrated business; consequently, there are no separate reportable business segments.

Our consolidated financial statements include our wholly-owned, bankruptcy-remote financing subsidiary, Bondco, a variable interest entity.  This financing subsidiary was organized for the limited purpose of issuing certain transition bonds in 2003 and 2004.  Bondco issued $1.3 billion principal amount of transition bonds to recover generation-related regulatory asset stranded costs and other qualified costs under an order issued by the PUCT in 2002.

Various “ring-fencing” measures have been taken to enhance the separateness between the Oncor Ring-Fenced Entities and the Texas Holdings Group and our credit quality.  These measures serve to mitigate our and Oncor Holdings’ credit exposure to the Texas Holdings Group and to reduce the risk that our assets and liabilities or those of Oncor Holdings would be substantively consolidated with the assets and liabilities of the Texas Holdings Group in connection with a bankruptcy of one or more of those entities.  Such measures include, among other things: our sale of a 19.75% equity interest to Texas Transmission in November 2008; maintenance of separate books and records for the Oncor Ring-Fenced Entities; our board of directors being comprised of a majority of independent directors; and prohibitions on the Oncor Ring-Fenced Entities providing credit support to, or receiving credit support from, any member of the Texas Holdings Group.  The assets and liabilities of the Oncor Ring-Fenced Entities are separate and distinct from those of the Texas Holdings Group, including TXU Energy and Luminant, and none of the assets of the Oncor Ring-Fenced Entities are available to satisfy the debt or contractual obligations of any member of the Texas Holdings Group.  We do not bear any liability for debt or contractual obligations of the Texas Holdings Group, and vice versa.  Accordingly, our operations are conducted, and our cash flows are managed, independently from the Texas Holdings Group.

Description of Business

References in this report to “we,” “our,” “us” and “the company” are to Oncor and/or its subsidiary as apparent in the context.  See “Glossary” for definition of terms and abbreviations.

We are a regulated electricity transmission and distribution company principally engaged in providing delivery services to REPs, including subsidiaries of TCEH, that sell power in the north-central, eastern and western parts of Texas.  Revenues from TCEH represented 27%, 29% and 33% of our total operating revenues for the years ended December 31, 2013, 2012 and 2011, respectively.  We are a direct, majority-owned subsidiary of Oncor Holdings, which is a direct, wholly-owned subsidiary of EFIH, a direct, wholly-owned subsidiary of EFH Corp.  EFH Corp. is a subsidiary of Texas Holdings, which is controlled by the Sponsor Group.  Oncor Holdings owns 80.03% of our membership interests, Texas Transmission owns 19.75% of our membership interests and certain members of our management team and board of directors indirectly own the remaining membership interests through Investment LLC.  We are managed as an integrated business; consequently, there are no separate reportable business segments.

Our consolidated financial statements include our wholly-owned, bankruptcy-remote financing subsidiary, Bondco, a VIE (see Note 12).  This financing subsidiary was organized for the limited purpose of issuing certain transition bonds to recover generation-related regulatory asset stranded costs and other qualified costs under an order issued by the PUCT in 2002.  Bondco issued an aggregate $1.3 billion principal amount of transition bonds during 2003 and 2004.

Various “ring-fencing” measures have been taken to enhance the separateness between the Oncor Ring-Fenced Entities and the Texas Holdings Group and our credit quality.  These measures serve to mitigate our and Oncor Holdings’ credit exposure to the Texas Holdings Group and to reduce the risk that our assets and liabilities or those of Oncor Holdings would be substantively consolidated with the assets and liabilities of the Texas Holdings Group in the event of a bankruptcy of one or more of those entities.  Such measures include, among other things: our sale of a 19.75% equity interest to Texas Transmission in November 2008; maintenance of separate books and records for the Oncor Ring-Fenced Entities; our board of directors being comprised of a majority of independent directors; and prohibitions on the Oncor Ring-Fenced Entities providing credit support to, or receiving credit support from, any member of the Texas Holdings Group.  The assets and liabilities of the Oncor Ring-Fenced Entities are separate and distinct from those of the Texas Holdings Group, including TXU Energy and Luminant, and none of the assets of the Oncor Ring-Fenced Entities are available to satisfy the debt or contractual obligations of any member of the Texas Holdings Group.  We do not bear any liability for debt or contractual obligations of the Texas Holdings Group, and vice versa.  Accordingly, our operations are conducted, and our cash flows are managed, independently from the Texas Holdings Group.

As noted in SEC filings made by members of the Texas Holdings Group, EFH Corp. and other members of the Texas Holdings Group have engaged in discussions with certain unaffiliated creditors regarding certain of those entities’ capital structures and long-term liquidity, as well as possible restructuring transactions involving those entities.  We believe the “ring-fencing” measures discussed above mitigate our exposure to a bankruptcy or other restructuring transaction involving members of the Texas Holdings Group.

EFH Corp. Bankruptcy Proceedings

EFH Corp. Bankruptcy Proceedings

On the EFH Petition Date, EFH Corp. and the substantial majority of its direct and indirect subsidiaries that are members of the Texas Holdings Group, including EFIH, EFCH and TCEH, commenced proceedings under Chapter 11 of the US Bankruptcy Code.  The Oncor Ring-Fenced Entities are not parties to the EFH Bankruptcy Proceedings.  We believe the “ring-fencing” measures discussed above mitigate our potential exposure to the EFH Bankruptcy Proceedings.  See Note 2 for a discussion of the potential impacts of the EFH Bankruptcy Proceedings on our financial statements.

Basis Of Presentation

Basis of Presentation

Our condensed consolidated financial statements have been prepared in accordance with US GAAP and on the same basis as the audited financial statements in our 2013 Form 10-K.  Adjustments (consisting of normal recurring accruals) necessary for a fair presentation of the results of operations and financial position have been included therein.  All intercompany items and transactions have been eliminated in consolidation.  Certain information and footnote disclosures normally included in annual consolidated financial statements prepared in accordance with US GAAP have been omitted pursuant to the rules and regulations of the SEC.  Because the condensed consolidated interim financial statements do not include all of the information and footnotes required by US GAAP, they should be read in conjunction with the audited financial statements and related notes in our 2013 Form 10-K.  The results of operations for an interim period may not give a true indication of results for a full year due to seasonality.  All dollar amounts in the financial statements and tables in the notes are stated in millions of US dollars unless otherwise indicated.

Basis of Presentation

Our consolidated financial statements have been prepared in accordance with US GAAP and on the same basis as the audited financial statements in our Annual Report on Form 10-K for the year ended December 31, 2012.  Adjustments (consisting of normal recurring accruals) necessary for a fair presentation of the results of operations and financial position have been included therein.  All intercompany items and transactions have been eliminated in consolidation.  All dollar amounts in the financial statements and tables in the notes are stated in millions of US dollars unless otherwise indicated.

Consolidation Of Variable Interest Entities

Consolidation of Variable Interest Entities

A VIE is an entity with which we have a relationship or arrangement that indicates some level of control over the entity or results in economic risks to us.  We consolidate a VIE if we have: a) the power to direct the significant activities of the VIE and b) the right or obligation to absorb profit and loss from the VIE (primary beneficiary).  See Note 12.

Income Taxes

Income Taxes

EFH Corp. files a consolidated federal income tax return.  Effective with the November 2008 sale of equity interests to Texas Transmission and Investment LLC, we became a partnership for US federal income tax purposes, and subsequently we are not a member of EFH Corp.’s consolidated tax group and only EFH Corp.’s share of our partnership income is included in its consolidated federal income tax return.  Our tax sharing agreement with Oncor Holdings and EFH Corp. was amended in November 2008 to include Texas Transmission and Investment LLC.  The tax sharing agreement provides for the calculation of tax liability substantially as if we and Oncor Holdings were taxed as corporations, and requires tax payments to members determined on that basis (without duplication for any income taxes paid by a subsidiary of Oncor Holdings).  Accordingly, while partnerships are not subject to income taxes, in consideration of the tax sharing agreement and the presentation of our financial statements as an entity subject to cost-based regulatory rate-setting processes, with such costs including income taxes, the financial statements present amounts determined under the tax sharing agreement as “provision in lieu of income taxes” and “liability in lieu of deferred income taxes” for periods subsequent to the sales of equity interests discussed in Note 3.

Such amounts are determined in accordance with the provisions of accounting guidance for income taxes and for uncertainty in income taxes and thus differences between the book and tax bases of assets and liabilities are accounted for as if we were taxed as a corporation.  The accounting guidance for rate-regulated enterprises requires the recognition of regulatory assets or liabilities if it is probable such deferred tax amounts will be recovered from, or returned to customers in future rates.  Investment tax credits are amortized to income over the estimated lives of the related properties.

We classify interest and penalties expense related to uncertain tax positions as current provision in lieu of income taxes as discussed in Note 3.

Use Of Estimates

Use of Estimates

Preparation of our financial statements requires management to make estimates and assumptions about future events that affect the reporting of assets and liabilities at the balance sheet dates and the reported amounts of revenue and expense, including fair value measurements.  In the event estimates and/or assumptions prove to be different from actual amounts, adjustments are made in subsequent periods to reflect more current information.

Use of Estimates

Preparation of our financial statements requires management to make estimates and assumptions about future events that affect the reporting of assets and liabilities at the balance sheet dates and the reported amounts of revenue and expense, including fair value measurements.  In the event estimates and/or assumptions prove to be different from actual amounts, adjustments are made in subsequent periods to reflect more current information.  No material adjustments were made to previous estimates or assumptions during the current year.

Derivative Instruments And Mark-To-Market Accounting

Derivative Instruments and Mark-to-Market Accounting

We have from time-to-time entered into derivative instruments to hedge interest rate risk.  If the instrument meets the definition of a derivative under accounting standards related to derivative instruments and hedging activities, the fair value of each derivative is recognized on the balance sheet as a derivative asset or liability and changes in the fair value are recognized in net income, unless criteria for certain exceptions are met.  This recognition is referred to as “mark-to-market” accounting.

Derivative Instruments and Mark-to-Market Accounting

We have from time-to-time entered into derivative instruments to hedge interest rate risk.  If the instrument meets the definition of a derivative under accounting standards related to derivative instruments and hedging activities, the fair value of each derivative is recognized on the balance sheet as a derivative asset or liability and changes in the fair value are recognized in net income, unless criteria for certain exceptions are met.  This recognition is referred to as “mark-to-market” accounting.

Reconcilable Tariffs

Reconcilable Tariffs

The PUCT has designated certain tariffs (TCRF, EECRF surcharges, AMS surcharges and charges related to transition bonds) as reconcilable, which means the differences between amounts billed under these tariffs and the related incurred costs are deferred as either regulatory assets or regulatory liabilities.  Accordingly, at prescribed intervals, future tariffs are adjusted to either repay regulatory liabilities or collect regulatory assets.

Reconcilable Tariffs

The PUCT has designated certain tariffs (TCRF, EECRF surcharges, AMS surcharges and charges related to transition bonds) as reconcilable, which means the differences between amounts billed under these tariffs and the related incurred costs are deferred as either regulatory assets or regulatory liabilities.  Accordingly, at prescribed intervals, future tariffs are adjusted to either repay regulatory liabilities or collect regulatory assets.

Revenue Recognition

Revenue Recognition

Revenue includes an estimate for electricity delivery services provided from the billed meter reading date to the end of the period (unbilled revenue).  For electricity delivery services billed on the basis of kWh volumes, unbilled revenue is based on data collected through our AMS.    For other electricity delivery services, unbilled revenue is based on average daily revenues for the most recent period applied to the number of unmetered days through the end of the period.

Impairment Of Long-Lived Assets And Goodwill

Impairment of Long-Lived Assets and Goodwill

We evaluate long-lived assets (including intangible assets with finite lives) for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

We also evaluate goodwill for impairment annually (at December 1) or whenever events or changes in circumstances indicate that an impairment may exist.

Goodwill impairment tests performed in 2013 and 2012 were based on determinations of enterprise value using discounted cash flow analyses, comparable company equity values and any relevant transactions indicative of enterprise values (quantitative assessment).  The test performed in 2011 was based on a qualitative assessment in which we considered macroeconomic conditions, industry and market considerations, cost factors, overall financial performance and other relevant events.  No impairments were recognized in 2013, 2012 or 2011.

System Of Accounts		System of Accounts Our accounting records have been maintained in accordance with the FERC Uniform System of Accounts as adopted by the PUCT.
Defined Benefit Pension Plans And Other Postretirement Employee Benefit (OPEB) Plans

Defined Benefit Pension Plans and Other Postretirement Employee Benefit (OPEB) Plans

We have liabilities under pension plans that offer benefits based on either a traditional defined benefit formula or a cash balance formula and the OPEB Plan that offers certain health care and life insurance benefits to eligible employees and their eligible dependents upon the retirement of such employees from the company.  Costs of pension and OPEB plans are dependent upon numerous factors, assumptions and estimates.  In 2012, EFH Corp. made various changes to the EFH Retirement Plan, including splitting off into a new plan all of the assets and liabilities associated with Oncor employees and all retirees and terminated vested participants of EFH Corp. and its subsidiaries (including discontinued businesses).  See Note 9 for additional information regarding the pension plans and the OPEB Plan.

Contingencies

Contingencies

We evaluate and account for contingencies using the best information available.  A loss contingency is accrued and disclosed when it is probable that an asset has been impaired or a liability incurred and the amount of the loss can be reasonably estimated.  If a range of probable loss is established, the minimum amount in the range is accrued, unless some other amount within the range appears to be a better estimate.  If the probable loss cannot be reasonably estimated, no accrual is recorded, but the loss contingency is disclosed to the effect that the probable loss cannot be reasonably estimated.  A loss contingency will be disclosed when it is reasonably possible that an asset has been impaired or a liability incurred.  If the likelihood that an impairment or incurrence is remote, the contingency is neither accrued nor disclosed.  Gain contingencies are recognized upon realization.

Contingencies

We evaluate and account for contingencies using the best information available.  A loss contingency is accrued and disclosed when it is probable that an asset has been impaired or a liability incurred and the amount of the loss can be reasonably estimated.  If a range of probable loss is established, the minimum amount in the range is accrued, unless some other amount within the range appears to be a better estimate.  If the probable loss cannot be reasonably estimated, no accrual is recorded, but the loss contingency is disclosed to the effect that the probable loss cannot be reasonably estimated.  A loss contingency will be disclosed when it is reasonably possible that an asset has been impaired or a liability incurred.  If the likelihood that an impairment or incurrence is remote, the contingency is neither accrued nor disclosed.  Gain contingencies are recognized upon realization.

Fair Value Of Nonderivative Financial Instruments

Fair Value of Nonderivative Financial Instruments

The carrying amounts for financial assets classified as current assets and the carrying amounts for financial liabilities classified as current liabilities approximate fair value due to the short maturity of such instruments.  The fair values of other financial instruments, for which carrying amounts and fair values have not been presented, are not materially different than their related carrying amounts.  The following discussion of fair value accounting standards applies primarily to our determination of the fair value of assets in the pension and OPEB plan trusts (see Note 9) and long-term debt (see Note 6).

Accounting standards related to the determination of fair value define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  We use a “mid-market” valuation convention (the mid-point price between bid and ask prices) as a practical expedient to measure fair value for the majority of our assets and liabilities subject to fair value measurement on a recurring basis.  We primarily use the market approach for recurring fair value measurements and use valuation techniques to maximize the use of observable inputs and minimize the use of unobservable inputs.

We categorize our assets and liabilities recorded at fair value based upon the following fair value hierarchy:

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Level 1 valuations use quoted prices in active markets for identical assets or liabilities that are accessible at the measurement date.  An active market is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

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Level 2 valuations use inputs that, in the absence of actively quoted market prices, are observable for the asset or liability, either directly or indirectly.  Level 2 inputs include: (a) quoted prices for similar assets or liabilities in active markets, (b) quoted prices for identical or similar assets or liabilities in markets that are not active, (c) inputs other than quoted prices that are observable for the asset or liability such as interest rates and yield curves observable at commonly quoted intervals and (d) inputs that are derived principally from or corroborated by observable market data by correlation or other means.  Our Level 2 valuations utilize over-the-counter broker quotes, quoted prices for similar assets or liabilities that are corroborated by correlations or other mathematical means and other valuation inputs.

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Level 3 valuations use unobservable inputs for the asset or liability.  Unobservable inputs are used to the extent observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.  We use the most meaningful information available from the market combined with internally developed valuation methodologies to develop our best estimate of fair value.

We utilize several different valuation techniques to measure the fair value of assets and liabilities, relying primarily on the market approach of using prices and other market information for identical and/or comparable assets and liabilities for those items that are measured on a recurring basis.

Franchise Taxes

Franchise Taxes

Franchise taxes are assessed to us by local governmental bodies, based on kWh delivered and are the principal component of taxes other than amounts related to income taxes as reported in the income statement.  Franchise taxes are not a “pass through” item.  The rates we charge customers are intended to recover the franchise taxes, but we are not acting as an agent to collect the taxes from customers.

Cash And Cash Equivalents

Cash and Cash Equivalents

For purposes of reporting cash and cash equivalents, temporary cash investments purchased with a remaining maturity of three months or less are considered to be cash equivalents.  See Note 12 for details regarding restricted cash.

Property, Plant And Equipment

Property, Plant and Equipment

Properties are stated at original cost. The cost of self-constructed property additions includes materials and both direct and indirect labor and applicable overhead and an allowance for funds used during construction.

Depreciation of property, plant and equipment is calculated on a straight-line basis over the estimated service lives of the properties based on depreciation rates approved by the PUCT.  As is common in the industry, depreciation expense is recorded using composite depreciation rates that reflect blended estimates of the lives of major asset groups as compared to depreciation expense calculated on a component asset-by-asset basis.  Depreciation rates include plant removal costs as a component of depreciation expense, consistent with regulatory treatment.  Actual removal costs incurred are charged to accumulated depreciation.  When accrued removal costs exceed incurred removal costs, the difference is reclassified as a regulatory obligation to retire assets in the future.

Allowance For Funds Used During Construction (AFUDC)

Allowance for Funds Used During Construction (AFUDC)

AFUDC is a regulatory cost accounting procedure whereby both interest charges on borrowed funds and a return on equity capital used to finance construction are included in the recorded cost of utility plant and equipment being constructed.  AFUDC is capitalized on all projects involving construction periods lasting greater than thirty days.  The equity portion of capitalized AFUDC is accounted for as other income.  We recorded $1 million of equity AFUDC in the year ended December 31, 2012 and none in the years ended December 31, 2013 and 2011.  See Note 12 for detail of amounts charged to interest expense.

Regulatory Assets And Liabilities

Regulatory Assets and Liabilities

Our financial statements reflect regulatory assets and liabilities under cost-based rate regulation in accordance with accounting standards related to the effect of certain types of regulation.  Regulatory decisions can have an impact on the recovery of costs, the rate earned on invested capital and the timing and amount of assets to be recovered by rates.  See Note 4 for details of regulatory assets and liabilities.

Changes In Accounting Standards

Changes in Accounting Standards

In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-09 (ASU 2014-09), Revenue from Contracts with Customers.  ASU 2014-09 introduces new, increased requirements for disclosure of revenue in financial statements and is intended to eliminate inconsistencies in revenue recognition and thereby improve financial reporting comparability across entities, industries and capital markets.  ASU 2014-09 is effective for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016 for public entities.  Early application is not permitted.  We are currently evaluating the potential impact of ASU 2014-09.  The adoption of ASU 2014-09 is not expected to have a material effect on our reported results of operations, financial condition or cash flows.